Summary of Significant Accounting Policies - Additional Information (Details)		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2021 ReportingSegment shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) OperatingSegment ReportingSegment $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) ReportingSegment OperatingSegment shares	Dec. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Mar. 02, 2022 USD ($)	Jan. 31, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | OperatingSegment				1
Number of reporting segments | ReportingSegment				1
Revenues		$ 2,134,000	$ 1,540,000	$ 4,238,000	$ 3,900,000
Period for which the convertible debt must remain outstanding for an emerging growth company to become a large accelarated filer				3 years
Class of warrants or rights outstanding | shares		2,680,607		2,680,607		2,680,596	2,680,596
Class of warrants or rights exercise price of warrants or rights | $ / shares		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Change in fair value of earn-out liability		$ 8,024,000	$ 0	$ 17,658,000	$ 0
Offering costs incurred		800,000	$ 0	$ 800,000	$ 0
Service Based And Performance Based Restricted Stock Units [Member] | 2013 Equity Incentive Plan
Summary Of Significant Accounting Policies [Line Items]
Share based compensation by share based award requisite service period				4 years
Sponsor [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of earnout shares				5 years
Sponsor [Member] | Earnout Liability [Member]
Summary Of Significant Accounting Policies [Line Items]
Business combination contingent consideration liability at fair value		$ 8,900,000		$ 8,900,000					$ 26,600,000
Private Placement Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights outstanding | shares		4,450,000		4,450,000
Class of warrants or rights exercise price of warrants or rights | $ / shares		$ 11.5		$ 11.5
Class of warrants or rights maturity period		5 years		5 years
Derivative liabilities		$ 9,200,000		$ 9,200,000
Financial liabilities at fair value		$ 3,300,000		$ 3,300,000
Public Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights outstanding | shares		8,625,000		8,625,000
Class of warrants or rights exercise price of warrants or rights | $ / shares		$ 11.5		$ 11.5
Class of warrants or rights maturity period		5 years		5 years
Derivative liabilities		$ 16,300,000		$ 16,300,000
Financial liabilities at fair value		$ 5,600,000		$ 5,600,000
Public Warrants [Member] | Number Of Shares Which The Warrant Holders Are Entiled To Exercise Per Share In Case Effective Registration Statement Is Not Filed [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights number of securities covered by each warrant or right | shares		0.361		0.361
Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage		100.00%	100.00%	100.00%	100.00%
Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member] | Government Entities [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage		67.80%	69.70%	72.00%	74.90%
Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Share based compensation by share based award requisite service period				5 years
Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Share based compensation by share based award requisite service period				1 year
Minimum [Member] | Condition For An Emerging Growth Company To Become A Large Accelarated Filer [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues				$ 1,070,000,000.00
Public float		$ 700,000,000		700,000,000
Convertible debt		$ 1,000,000,000		$ 1,000,000,000
Rigetti Holdings Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | OperatingSegment						1
Number of reporting segments | ReportingSegment						1
Deferred offering costs						$ 3,448,470	$ 3,448,470
Number of reporting unit | ReportingSegment	1
Goodwill, impairment loss						$ 0		$ 0
Capitalized contract cost, Judgment						The Company has elected to treat shipping and handling activities related to contracts with customers as fulfillment costs, and not as separate performance obligations, and accrues the related costs when the related revenue is recognized.
Revenue, Information used to allocate transaction price						The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods and services to the customer. Revenue is recorded based on the transaction price, which includes fixed consideration and estimates of variable consideration. The amount of variable consideration included in the transaction price is constrained and is included only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Revenue, Information used to assess variable consideration constraint						is included only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Revenue, Judgment						Judgment is required to determine the standalone selling price for each renewal option to determine whether the renewal pricing is reflective of standalone selling price or is reflective of a discount that would provide the customer with a material right.
Revenue, Performance obligation, Payment term	30 days
Revenue, Performance obligation, Description of returns and other similar obligations						The Company does not offer rights of return for its products and services in the normal course of business
Revenue, Performance obligation, Description of warranty							contracts generally do not include service-type warranties that provide any incremental service to the customer beyond providing assurance that the goods and services conform to applicable specifications or customer-specific or subjective acceptance provisions
Capitalized computer software, Net						$ 0	$ 0			$ 0
Impairment of long lived assets						$ 0		0
Recognized income tax positions measurement amount as a percentage of being realized						50.00%	50.00%
Revenues						$ 8,196,306		$ 5,542,598
Class of warrants or rights outstanding | shares	2,680,596					2,680,596	2,680,596	2,680,596
Rigetti Holdings Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						99.00%
Rigetti Holdings Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage								87.00%
Rigetti Holdings Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage								78.00%
Rigetti Holdings Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Five Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						97.00%
Rigetti Holdings Inc [Member] | Minimum [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						10.00%		10.00%
Rigetti Holdings Inc [Member] | IT hardware [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives	three years
Rigetti Holdings Inc [Member] | Quantum computing fridges [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives	ten years
Rigetti Holdings Inc [Member] | Quantum computing fridges [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives	3 years
Rigetti Holdings Inc [Member] | Process equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives	seven years
Rigetti Holdings Inc [Member] | Furniture and Fixtures [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives	three years